UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

Three Canal Plaza, Suite 600
Portland, Maine 04101

T. Gibbs Kane, Jr., President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 – December 31, 2020

Item 1.  Reports to Stockholders.

December 31, 2020
(Unaudited)
Dear Investor:
The Sound Shore Fund Investor (SSHFX) and Institutional (SSHVX) class shares advanced 21.03% and 21.11%, respectively, in the 4th quarter of 2020, finishing well ahead of the Russell 1000 Value Index (Russell Value) which was up 16.25% and the
Standard & Poor’s 500 Index (S&P 500) which was up 12.15%. The 2020 full year advances for SSHFX of 7.78% and for
SSHVX of 7.98% were nicely ahead of the Russell Value’s 2.80% and trailed the S&P 500’s 18.40%. As long term investors, we highlight that Sound Shore’s 20-year annualized returns of 7.00% and 7.20%, for SSHFX and SSHVX, respectively, were ahead of the Russell Value at 6.82% and trailed the S&P 500 at 7.47%.
We are required by FINRA to say that: Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please visit the Fund’s website at www.soundshorefund.com.
As 2020 drew to a close, all of us at Sound Shore reflected on what we are thankful for. Thankful for our health and that of our families, colleagues and our broader community.  We understand not everyone has been so fortunate.  Thankful that scientists and clinicians can innovate quickly to respond to the pandemic with extraordinary speed.  We are especially grateful for the heroism of the healthcare community, first responders, teachers and essential workers during the COVID-19 outbreak.  If there is a silver lining for this year, it has been the not so gentle reminder that we rely upon each other.  We certainly plan to keep that memory with us as we manage our way through 2021 and beyond.
2020 returns for SSHFX of 7.78% and SSHVX of 7.98% outperformed the Russell 1000 Value Index return of 2.80% by a healthy 4.98% and 5.18%, respectively. The last twelve months proved as volatile as any, and Sound Shore's outperformance was driven by our focused portfolio of undervalued, high quality businesses that are growing and winning in their industries.  Over four decades and numerous market cycles and periods of uncertainty, we’ve learned that conviction, judgement and stock picking are what deliver results.  This year was confirmation that our strategy doesn’t need a value market to produce attractive returns.
Our long-term investment process looks forward to assessing where a company’s normal earning power will be.  When stocks sold off sharply and broadly due to COVID-19 concerns during the first quarter of the year, we reacted to the short term changes that resulted from the virus.  We trimmed exposure to holdings in the travel and automotive sectors we felt had uncertain outcomes in a stalled economy.  Additionally, we eliminated an insurer that was levered to rates in favor of financials we believe are more attractively positioned.  Meanwhile, throughout the year we took advantage of several sell-offs to add to existing holdings and initiate investments in companies employing durable strategies.
Our third quarter addition of contract manufacturer Flex provides a great example.  Originally an electronics-focused outsource manufacturer with highly cyclical cash flows and short product lifecycles, the company has evolved its customer base toward the capital goods, automotive and healthcare industries.  Having successfully recast itself as a longer-cycle, “new industrial,”
THREE CANAL PLAZA, PORTLAND, ME 04101 1-800-551-1980

Flex’s stock is benefitting from more stable and diversified cash flows and more consistent revenue growth.  CEO Revathi
Advaithi joined in early 2019 and she has refocused the company by accelerating the transition to these longer-cycle businesses.
Moreover, the company has been shareholder oriented, using the company’s ample free cash to reduce shares outstanding by
35% in the last decade.  Lastly, Flex’s Nextracker division should provide nice upside.  The solar tracking company manufactures motors, software and systems for utility-scale power generation projects and business is growing quickly as the shift toward sustainable energy sources hastens.  We believe Nextracker is underappreciated and could represent a significant amount of hidden value.  At 13 times earnings Flex is a very attractive risk reward opportunity.
Similarly, our investment in Eaton is another great Sound Shore case study.  Eaton is an electrical equipment maker that we were able to purchase in 2018 when it was trading below normal at 13 times earnings.  The stock gained 31% in 2020 and outperformed its industrial peers.  Over the last ten years, Eaton has methodically repositioned its business mix to a high value-
add, electrical parts and aerospace business that now represents greater than 75% of operating earnings.  This transformation has positioned the company well for the surge in demand for electric energy efficiency and environmentally friendly solutions.
In addition, Eaton’s experienced management is focused on capital efficiency and has executed on improving organic revenue growth and improved profitability.  The company is generating substantial free cash flow and has returned 6% of capital to shareholders through dividends and buybacks for the year.  Even after the stock’s recent performance, it is still reasonably valued on free cash flow and remains a holding.
As mentioned earlier, periods of uncertainty often create the best opportunities for our strategy.  Sound Shore’s ability to remain nimble while preserving a long-term view is a definitive competitive advantage, and increasingly rare in the investment industry.
Though we reduced our portfolio’s exposure to original equipment auto manufacturers (OEM) during the selloff in March, we pivoted to opportunities our team identified in the specialty suppliers to the OEMs.  One such company is Aptiv, our strongest contributor for the year.  Formerly Delphi Automotive, Aptiv is a global technology and parts supplier to the transportation industry that makes electrical and active safety solutions for legacy vehicles as well as for the electric and automated cars of the future.  We initiated our position in Aptiv during the market sell-off in March 2020 when the stock pulled back more than 60%.
Our investment team has been following the company for a number of years and, given the opportunity to add the name at less than ten times normalized earnings, we acted quickly.  Aptiv is a technology-driven business with excellent growth prospects.  As global auto demand recovers, Aptiv’s content per vehicle will continue to increase and its business will benefit from the evolution of the automotive industry.
Each of the portfolio holdings above represent the type of high quality investments we have been able to identify that are capitalizing on change.  Not just change in their traditional end markets, but change in the way the companies are managed.
This adaptation includes the important effort to decrease carbon intensity, increase electrical efficiency, conserve resources and reduce reliance on internal combustion engines.
The mindset of company managements is shifting and those that are succeeding have their eyes on the future.  These are businesses that we have long described as being on the right side of disruption.  An important area of change that has evolved is Environmental, Social and Governance (ESG) corporate disclosure.  We believe in the adage from US Supreme Court Justice
Brandeis that “sunlight is the best disinfectant,” and that is one reason we have been signatories to the UN Principles for

Responsible Investing (UN PRI) since 2016.  Among its many goals is the increase in corporate disclosure that Sound Shore has embraced since our 1978 inception.  The concept is just beginning to become widely adopted and we believe is an important step towards measurement and accountability.  While this positive trend of increased disclosure will continue to evolve, we must remember that “Not everything that can be counted counts and not everything that counts can be counted.” (Attributed to Albert Einstein)  We believe assessing ESG factors is a benefit of active portfolio management, but it will be important as always to focus on issues material to our investment thesis in order to inform judgement. Our investment team typically holds more than 500 company meetings per year, engaging with managements on a variety of issues and encouraging them to balance short-term forecasts and guidance with a focus on enduring goals that can sustainably improve their competitive advantage over time.  Many of the issues we have always discussed with companies are now considered to be components of ESG best practices and the increased attention has provided more disclosure and data.  Accordingly, we have committed to further integrate these efforts into our investment process.
Active management also plays a critical role in the cheapest parts of the market.  Broadly speaking, two sectors have largely contributed to value underperforming in recent years…energy and financial services.  Both sectors are full of statistically cheap stocks so knowing what you own and where your exposures lie is critical.  While we have been very selective within energy, our investments in the sector have experienced mixed results as the industry continues to undergo tremendous change.  That said, we continue to look for attractive opportunities within and around the energy/power industries as they transition to renewable sources and focus on better returns.  The portfolio has been overweight financials and our investments have been targeted on what we believe are the highest quality banks, financial services and insurance companies…those with excess capital and technology driven business models that can grow in a prolonged low rate environment.  For example, SVB Financial, a specialty bank in Silicon Valley, gained 70% in 2020, while many of its peers finished lower for the year.  A truly unique asset, we believe
SVB is the most dynamic bank in the tech, healthcare, life science and venture capital arenas.  The company has the potential to continue to generate outsized growth and returns, focusing on the innovation economy globally.  We were able to purchase the stock at an attractive ten times earnings and below normal on tangible book value.
Looking back on the last twelve months reminds us of legendary value investor Benjamin Graham and his fictional character,
Mr. Market .  Graham described Mr. Market as a fickle investor whose estimate of a business's value would swing from very pessimistic to wildly optimistic.  There was a tremendous amount of stock price volatility during 2020.  The market provided us with some very attractive entry points for both existing and new positions.  At other moments, the market offered equally attractive opportunities to harvest gains in some of our best performing stocks.  Two sales that stand out…software leader
Microsoft and lab supplier Thermo Fisher.  We were able to purchase both these companies at between 10-12 times earnings in the post-financial crisis period.  At the time, Mr. Market offered these businesses at extremely low prices versus what our analysis estimated their future earnings power to be.  Both stocks turned out to be successful long-term investments for our investors.
But with valuations reflecting most of their ample future growth prospects, Mr. Market made us an offer we couldn’t refuse.
And so as the page turns on a tiring and seemingly endless 2020, our focus is on where the opportunities are for the next few years. Speaking of tired, we know many are weary of the value/growth debate.  But, it’s worth mentioning that the 35%
performance gap between the Russell Value (+2.8%) and Russell 1000 Growth (+38.5%) indices was its worst year on record,

despite the fourth quarter’s value rally.  The chart below illustrates just how great the disparity between the two has been over the last decade.

We have discussed this issue a number of times in the last few years and without question, historically low interest rates and disruption have played a major role.  As always, a critical factor is what the market is currently discounting and how that might change.  We are loathe to predict as we know outcomes are varied and our process is not dependent upon perfect timing of macro dynamics.  But, expectations for inflation and interest rates are at generational lows.  In a remarkable statement on
December 16, 2020, Federal Reserve Chairman Jerome Powell said “Admittedly P/Es (price-to-earnings multiples) are high.
But that’s maybe not as relevant in a world where we think the 10-year Treasury is going to be lower than it’s been historically from a return perspective.”  The market has taken note and is discounting low inflation and rates anchored around zero for the foreseeable future. Although valuation doesn’t define inflection points, the chart above clearly shows the opportunity for patient investors.  Still, the value/growth debate often is too binary and rigid and it will be essential for Sound Shore to remain selective. Value to us is buying companies with greater earnings power and growth potential than is reflected in the current price, regardless of which index a stock may reside.
We understand that after a solid 2020 Sound Shore must continue to execute in order to deliver the returns both we and our investors expect. Within our portfolio we have witnessed the winds of change as our holdings responded well to company-
specific drivers of performance, signaling a more balanced market with regard to macro and micro factors. Meanwhile, we are continuously researching stocks that are cheap versus their historic norms and the market, where value is building ahead of expectations.  In the current environment, our emphasis on stock-specific sources of outperformance should prove as relevant as ever.  With a backdrop of a highly concentrated, fairly valued market, we believe our portfolio, with an average twelve month forward P/E ratio of 14.8 times versus the S&P 500 of 22.1 times and the Russell Value of 17.3 times, has ample room to run.  Even more important is what the P/E for our portfolio will be, based on earnings after the recession.  It is likely to be significantly cheaper on earnings power out a year or two more.
Finally, we want to mention how grateful we are to be part of a firm with experienced and dedicated professionals who have proven they can react and remain focused on our portfolio and our clients during a time of crisis. We remain well aligned with our investors and appreciate your investment alongside our own.
Sincerely,
SOUND SHORE FUND
Harry Burn, III
John P. DeGulis
T. Gibbs Kane, Jr.
Co-Portfolio Managers
Important Information
The Standard & Poor’s 500 Index is an unmanaged index representing the average performance of 500 widely held, publicly traded, large capitalization stocks. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. It is not possible to invest directly in an Index. Data presented reflects that of the underlying holdings of the Fund, not of the Fund itself. Forward P/E (estimated price-to-earnings) is a measure of the P/E using forecasted earnings for the P/E calculation.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Mid Cap Risk: Securities of medium sized companies may be more volatile and more difficult to liquidate during market downturns than securities of large, more widely traded companies. Foreign
Securities Risk: The Fund may invest in foreign securities primarily in the form of American Depositary Receipts. Investing in the securities of foreign issuers also involves certain special risks, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers including increased risks of adverse issuer, political, regulatory, market or economic developments, changes in currency rates and in exchange control regulations. The Fund is also subject to other risks, including, but not limited to, risks associated with value investing.
The views in this letter were those of the Fund managers as of 12/31/20 and may not necessarily reflect their views on the date this letter is first published or anytime thereafter.

Investment and Performance Comparison (Unaudited)
The following chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in shares of the Investor Class of the Fund, including reinvested dividends and distributions, with the performance of certain broad-based securities market indices. The Russell 1000 Value Index (the “Russell Value”) measures the performance of the largest 1,000 U.S.
companies (based on total market capitalization) that have lower price-to-book ratios and lower expected and historical growth values. The Standard and Poor’s 500 Index (the “S&P 500”) is a market-weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends and distributions. The Fund is professionally managed, while the Russell
Value and S&P 500 are unmanaged and are not available for investment. The Russell Value and S&P 500 exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
SOUND SHORE FUND - INVESTOR CLASS VS. RUSSELL VALUE AND S&P 500

Past performance cannot predict nor guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Results of an investment made today may differ substantially from the Fund’s historical performance. Current performance may be lower or higher than the performance data quoted.
1
Performance information for the Institutional Class, prior to the commencement of operations on December 9, 2013, is based on the performance of the Investor Class, and adjusted for the lower expenses applicable to the Institutional Class.
As stated in the current prospectus, dated May 1, 2020, the total annual fund operating expense ratio (gross) is 0.91% for the Investor Class and 0.82% for the Institutional Class. Subsequently for the fiscal year ended December 31, 2020, the total annual operating expense ratio (gross) for the Investor Class was 0.93% and 0.84% for the Institutional Class, as shown in the financial highlights. The Institutional Class’ net expense ratio is 0.75% since the Fund Adviser has agreed to reimburse essentially all of the ordinary expenses of the Institutional Class. This agreement is in effect until at least May 1, 2021. For more information about expense reimbursements please see the Notes to Financial Statements.
2
Effective January 1, 2021, the Fund’s primary benchmark index changed from the S&P 500 to the Russell Value as the Fund’s investment adviser believes the Russell Value more closely reflects the Fund’s strategy.
AVERAGE ANNUAL TOTAL RETURN as of December 31, 2020
One Year Five Years Ten Years
Sound Shore Fund, Inc. Fund — Investor Class 7.78% 9.11% 10.03%
Sound Shore Fund, Inc. Fund — Institutional Class
1
7.98% 9.29% 10.22%
Russell 1000 Value Index®
2
2.80% 9.74% 10.50%
S&P 500® Index 18.40% 15.22% 13.88%

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2020
See Notes to Financial Statements.
Sector Weightings
(a)
(as of December 31, 2020)
as a percentage of Net Assets (Unaudited)
Share
Amount Value
Common Stock (96.9%)
(a)
Communication Services ( 4.6% )
Alphabet, Inc., Class A
(b)
10,815 $ 18,954,802
Comcast Corp., Class A 661,600 34,667,840
53,622,642
Consumer Discretionary ( 11.1% )
Aptiv PLC 178,800 23,295,852
Booking Holdings, Inc.
(b)
12,875 28,676,101
Lennar Corp., Class A 323,100 24,629,913
Magna International, Inc. 481,750 34,107,900
Whirlpool Corp. 97,200 17,543,628
128,253,394
Consumer Staples ( 3.8% )
Conagra Brands, Inc. 706,300 25,610,438
Walmart, Inc. 128,350 18,501,653
44,112,091

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020
See Notes to Financial Statements.
Share
Amount Value
Energy ( 4.3% )
Cabot Oil & Gas Corp. 1,476,550 $ 24,038,234
EOG Resources, Inc. 506,950 25,281,596
49,319,830
Financials ( 27.9% )
Alleghany Corp. 64,860 39,155,334
Bank of America Corp. 1,661,200 50,350,972
Berkshire Hathaway, Inc., Class B
(b)
116,200 26,943,294
Capital One Financial Corp. 497,800 49,207,530
Chubb, Ltd. 154,050 23,711,376
Citigroup, Inc. 708,900 43,710,774
Morgan Stanley 625,800 42,886,074
SVB Financial Group
(b)
59,905 23,232,956
The Blackstone Group, Inc., Class A 379,100 24,569,471
323,767,781
Health Care ( 22.6% )
Anthem, Inc. 76,880 24,685,399
Cigna Corp. 209,645 43,643,896
DENTSPLY SIRONA, Inc. 518,800 27,164,368
Elanco Animal Health, Inc.
(b)
782,050 23,985,473
Henry Schein, Inc.
(b)
376,400 25,166,104
Merck & Co., Inc. 440,600 36,041,080
Perrigo Co. PLC 777,350 34,763,092
Pfizer, Inc. 687,950 25,323,440
UnitedHealth Group, Inc. 60,100 21,075,868
261,848,720
Industrials ( 7.1% )
Eaton Corp. PLC 165,050 19,829,107
Sensata Technologies Holding PLC
(b)
674,600 35,578,404
Westinghouse Air Brake Technologies Corp. 364,950 26,714,340
82,121,851
Information Technology ( 13.1% )
Applied Materials, Inc. 255,500 22,049,650
Fiserv, Inc.
(b)
246,900 28,112,034
Flex, Ltd.
(b)
2,193,650 39,441,827

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Concluded)
December 31, 2020
Share
Amount Value
Information Technology (13.1%) (continued)
NXP Semiconductors NV 148,000 $ 23,533,480
Oracle Corp. 596,450 38,584,350
151,721,341
Materials ( 2.4% )
International Paper Co. 570,400 28,360,288
Total Common Stock (96.9%) (cost $801,207,708) 1,123,127,938
Short-Term Investments (5.2%)
Money Market Fund ( 5.2% )
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 0.0 3%
(c)
60,024,473 60,024,473
Total Short-Term Investments (5.2%) (cost $60,024,473) 60,024,473
Investments, at value (102.1%) (cost $861,232,181) $ 1,183,152,411
Other Liabilities Less Assets (-2.1%) (24,538,792)
Net Assets (100.0%) $ 1,158,613,619
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of December 31,
2020.
PLC Public Limited Company

Sound Shore Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $861,232,181) $ 1,183,152,41 1
Receivables:
Capital shares sold 660,215
Dividends 599,70 9
Foreign tax reclaims 91,136
Prepaid expenses 71,404
Total Assets
1,184,574,875
LIABILITIES
Payables:
Capital shares redeemed 25,079,519
Accrued liabilities:
Advisory fees 716,042
Administrator fees 14,270
Transfer agent fees and expenses 64,418
Custodian fees 13,800
Compliance and Treasurer Services fees and expenses 12,500
Professional fees 42,500
Other accrued liabilities 18,207
Total Liabilities
25,961,256
Net Assets
$ 1,158,613,619
COMPONENTS OF NET ASSETS
Common stock, at Par Value $ 27,310
Paid-in Capital 844,156,278
Distributable earnings 314,430,031
Net Assets
$ 1,158,613,619
NET ASSET VALUE
Net Assets - Investor Class Shares $ 641,164,982
Shares Outstanding - Investor Class (100,000,000 shares authorized, par value $0.001) 15,159,476
Net Asset Value (offering & redemption price per share) - Investor Class Shares $ 42.29
Net Assets - Institutional Class Shares $ 517,448,637
Shares Outstanding - Institutional Class (100,000,000 shares authorized, par value $0.001) 12,150,519
Net Asset Value (offering & redemption price per share) - Institutional Class Shares $ 42.59

Sound Shore Fund, Inc.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2020
See Notes to Financial Statements.
INVESTMENT INCOME
Income:
Dividend income
(net of foreign withholding taxes of $343,874)
$ 19,860,793
Total Income
19,860,793
Expenses:
Advisory fees (Note 3 ) 8,599,506
Administrator fees 164,786
Transfer agent fees and expenses - Investor Class Shares 648,630
Transfer agent fees and expenses - Institutional Class Shares 38,276
Custodian fees 81,694
Compliance and Treasurer Services fees and expenses (Note 3 ) 151,799
Directors' fees and expenses (Note 3 ) 191,024
Professional fees 102,500
Registration fees - Investor Class Shares 24,992
Registration fees - Institutional Class Shares 27,059
Printing and postage fees - Investor Class Shares 62,974
Printing and postage fees - Institutional Class Shares 38,149
Miscellaneous 91,821
Total Expenses 10,223,210
Expense Reimbursements - Institutional Class Shares (Note 3 )
(448,215)
Net Expenses
9,774,995
Net Investment Income
10,085,798
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold
70,653,148
Net realized gain on redemption in-kind (Note 6)
16,812,065
Net change in unrealized appreciation (depreciation) on investments
(60,819,351)
Net realized and unrealized gain on investments
26,645,862
Net increase in net assets from operations
$ 36,731,660

Sound Shore Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Year Ended December 31,
2020 2019
Operations:
Net investment income $ 10,085,798 $ 17,603,767
Net realized gain on investments and redemptions in-kind (Note 6) 87,465,213 116,224,187
Net change in unrealized
appreciation (depreciation)
on investments (60,819,351) 225,693,749
Increase in net assets from operations
36,731,660 359,521,703
Distributions to shareholders:
Investor Class Shares (49,691,231) (62,466,245)
Institutional Class Shares (38,692,117) (50,371,253)
Total distributions to shareholders (88,383,348) (112,837,498)
Net capital share transactions (Note 6 ):
Investor Class Shares (180,071,640) (226,850,567)
Institutional Class Shares (147,545,453) (149,111,682)
Total capital share transactions
(327,617,093) (375,962,249)
Total decrease
(379,268,781) (129,278,044)
NET ASSETS
Beginning of the year
1,537,882,400 1,667,160,444
End of the year
$ 1,158,613,619 $ 1,537,882,400

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, if any, at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, as defined in Note 3, the prices or values available do not represent the fair value of the instrument.
Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020
the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of December 31, 2020:
At December 31, 2020 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding tax, which is accrued as applicable. Investment income, realized and
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 1,123,127,938 $ – $ – $ 1,123,127,938
Short-Term Investments 60,024,473 – – 60,024,473
Total Investments $ 1,183,152,411 $ – $ – $ 1,183,152,411

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020
unrealized gains and losses and certain Fund-level expenses are allocated to each class based on relative average daily net assets. Certain expenses are incurred at the class level and charged directly to that particular class. Class level expenses are denoted as such on the Fund’s Statement of Operations.
c. Dividends and Distributions to Shareholders
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to class-specific fee waivers and expenses. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Capital gains, if any, are distributed to shareholders at least annually. The Fund determines its net investment income and capital gains distributions in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a return of capital.
d. Federal Taxes
The Fund intends to qualify each year as a regulated investment company and to distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal taxation. Therefore, no federal income or excise tax provision is required. For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require the Fund to record a tax liability or would otherwise require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities
(i.e., generally, the last three tax year-ends 2017 – 2019, and the interim tax year since then).
3. Fees and Expenses
Investment Adviser
The Fund’s investment adviser is Sound Shore Management, Inc. (the “Adviser”). Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class, excluding advisory fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs until at least May 1, 2021. This reimbursement is shown on the Statement of Operations as a reduction of expenses, and such amounts are not subject to future recoupment by the
Adviser.
Other Services
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services)
(“Apex”) provides certain administration and portfolio accounting services to the Fund. MUFG Union Bank, N.A. (“Union
Bank”) serves as custodian to the Fund.
Apex provides transfer agency services to the Fund.

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020
The Fund also has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries effectively provide subtransfer agent services that the Fund’s transfer agent would have otherwise had to provide. In recognition of this, the transfer agent, the Fund and the
Fund’s Adviser have entered into an agreement whereby the transfer agent agrees to pay financial intermediaries a portion of the amount denoted on the Statement of Operations as “Transfer agent fees and expenses — Investor Class Shares” that it receives from the Fund for its services as transfer agent for the Investor Class and the Adviser agrees to pay the excess, if any, charged by a financial intermediary for that class.
Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser,
Apex, Union Bank, or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.
Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer and Anti-Money Laundering Officer to the Fund as well as some additional compliance support functions. Under a Treasurer Services Agreement with the Fund, Foreside Management Services,
LLC (“FMS”), an affiliate of the Distributor, provides a Treasurer to the Fund. Neither the Distributor, FFOS, FMS, nor
their employees that serve as officers of the Fund, have any role in determining the investment policies of or securities to be purchased or sold by the Fund.
The Fund pays each director who is not an “interested person” of the Fund, as defined in Section 2(a)(19) of the Act
(“Independent Director”), quarterly fees of $5,000, plus $10,000 per quarterly in-person meeting, $4,000 per quarterly meeting attended telephonically, and $2,000 per special meeting attended in person or telephonically. In addition, the Chairman of the
Audit Committee receives a quarterly fee of $2,500. During the year ended December 31, 2020, each Independent Director received the standard in-person meeting fee for attendance at regularly scheduled meetings of the Board held by video conference as a result of the onset of the COVID-19 pandemic.
Certain Officers and Directors of the Fund are officers, directors, or employees of the aforementioned companies.
4. Purchases and Sales of Securities
The cost of securities purchased and proceeds from sales of securities (excluding short-term investments and in-kind transactions) for the fiscal year ending December 31, 2020, aggregated $855,467,463 and $1,175,504,542, respectively.
The cost of securities purchased and proceeds from sales of securities (including in-kind transactions) for the fiscal year ending
December 31, 2020, aggregated $855,467,463 and $1,235,796,766, respectively.

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020
5. Federal Income Tax
Cost for federal income tax purposes is $868,907,666 and net unrealized appreciation consists of:
Distributions during the fiscal years
ended December 31, 2020 and December 31, 2019
were characterized for tax purposes as
follows:
On the Statement of Assets and Liabilities, primarily as a result of permanent book to tax differences arising from in-kind redemptions, the following amounts have been reclassified for the year ended December 31, 2020:
Components of net assets on a federal income tax basis at December 31, 2020, were as follows:
At December 31, 2020, the Fund, for federal income tax purposes, had no capital loss carryforwards.
Gross Unrealized Appreciation $ 329 , 739 , 340
Gross Unrealized Depreciation ( 15 , 494 , 595 )
Net Unrealized Appreciation $ 314 , 244,745
2020 2019
Ordinary Income $ 9,7 59 , 607 $ 15,87 2 , 683
Long-Term Capital Gain 78,6 31,157 96,9 57,399
Total Taxable Distributions $ 88,390,764 $ 112,83 0 , 082
Distributable earnings $ ( 1 6 , 806 , 413 )
Paid-in capital 1 6 , 806 , 413
Par Value + Paid-in Capital $ 844,183 , 58 8
Undistributed Ordinary Income 1 85 , 286
Net Unrealized Appreciation 314, 244 , 745
Net Assets $ 1,158,613,619

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020
6. Capital Stock
Transactions in capital stock for the years ended December 31, 2020 and December 31, 2019, were as follows:
Redemption proceeds normally are paid in cash. However, the Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in-kind” usually occur if the amount to be redeemed is large enough to affect
Fund operations (for example, if it represents more than 1% of the Fund’s assets). For book purposes, the Fund will recognize a gain on the redemption in-kind to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on a redemption in-kind are generally not recognized for tax purposes. During the year ended December 31, 2020, shares redeemed for the Institutional
Class included redemption in-kind transactions of 1,577,365 shares valued at $62,589,848, paid by redemption proceeds in portfolio securities of $60,292,224 and $2,297,624 in cash. The Fund had realized gains on these transactions of $16,812,065 recorded in the accompanying Statement of Operations.
7. Risks
As of December 31, 2020, the Fund invested a significant portion of its assets in securities in the Financials sector. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund’s assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
For the Year Ended December 31, 2020
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
806,992 $ 29,483,742 1,974,391 $ 71,800,543
Reinvestment of dividends
1,145,887 47,315,602 919,562 38,179,171
Redemption of shares
(6,918,995) (256,870,984) (6,789,422) (257,525,167)
Net decrease from capital transactions
(4,966,11 6 ) $ (180,071,640) (3,895,4 69 ) $ (147,545,453)
For the Year Ended December 31, 2019
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
944,830 $ 39,192,334 3,303,048 $ 136,323,258
Reinvestment of dividends
1,409,946 59,929,565 1,150,174 49,152,905
Redemption of shares
(7,758,564) (325,972,466) (7,818,521) (334,587,845)
Net decrease from capital transactions
(5,403,788) $ (226,850,567) (3,365,299) $ (149,111,682)

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Concluded)
December 31, 2020
8. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year
.
For the Year Ended December 31,
2020 2019 2018 2017 2016
Investor Class Shares
Net Asset Value, Beginning of Year
$ 42.41 $ 37.03 $ 45.89 $ 44.17 $ 41.30
Investment Operations
Net investment income (a) 0.30 0.40 0.50 0.51 0.45
Net realized and unrealized gain (loss) on
investments
2.90 8.20 (6.27) 6.63 5.57
Total from Investment Operations
3.20 8.60 (5.77) 7.14 6.02
Distributions from
Net investment income (0.32) (0.39) (0.51) (0.52) (0.46)
Net realized gains
(3.00) (2.83) (2.58) (4.90) (2.69)
Total Distributions
(3.32) (3.22) (3.09) (5.42) (3.15)
Net Asset Value, End of Year
$ 42.29 $ 42.41 $ 37.03 $ 45.89 $ 44.17
Total Return
7.78% 23.26% (12.62)% 16.22% 14.63%
Ratios/Supplemental Data
Net Assets at End of Year (in thousands) $641,165 $853,588 $945,244 $1,365,922 $1,464,566
Ratios to Average Net Assets:
Expenses 0.93% 0.91% 0.90% 0.90% 0.91%
Net Investment Income 0.80% 0.95% 1.10% 1.06% 1.05%
Portfolio Turnover Rate (b) 77% 46% 56% 44% 46%
(a) Calculated based on average shares outstanding during each year.
(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS (Concluded)
These financial highlights reflect selected data for a share outstanding throughout each year
.
For the Year Ended December 31,
2020 2019 2018 2017 2016
Institutional Class Shares
Net Asset Value, Beginning of Year
$ 42.65 $ 37.19 $ 46.06 $ 44.29 $ 41.38
Investment Operations
Net investment income (a) 0.37 0.47 0.58 0.60 0.52
Net realized and unrealized gain (loss) on
investments
2.93 8.25 (6.32) 6.64 5.58
Total from Investment Operations
3.30 8.72 (5.74) 7.24 6.10
Distributions from
Net investment income (0.36) (0.43) (0.55) (0.57) (0.50)
Net realized gains
(3.00) (2.83) (2.58) (4.90) (2.69)
Total Distributions
(3.36) (3.26) (3.13) (5.47) (3.19)
Net Asset Value, End of Year
$ 42.59 $ 42.65 $ 37.19 $ 46.06 $ 44.29
Total Return
7.98% 23.50% (12.50)% 16.40% 14.80%
Ratios/Supplemental Data
Net Assets at End of Year (in thousands) $517,449 $684,295 $721,916 $765,297 $499,591
Ratios to Average Net Assets:
Expenses (gross) (b) 0.84% 0.82% 0.81% 0.81% 0.82%
Expenses (net) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income 0.98% 1.12% 1.27% 1.25% 1.21%
Portfolio Turnover Rate (c) 77% 46% 56% 44% 46%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and the Shareholders of Sound Shore Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Sound Shore Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December
31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-
year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.
Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of the Sound Shore Fund, Inc. since 2016.
Philadelphia, Pennsylvania
February 19, 2021

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Adviser’s Chief Compliance Officer as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1, 2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on July 30, 2020.
The Program Administrator’s report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule and the Fund’s liquidity risk is “low.” No significant liquidity events impacting the Fund were noted in the report.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The following example is based on $1,000 invested at the beginning of the period and held for the entire period from July 1,
2020 through December 31, 2020.
Actual Expenses -
The Actual Return lines of the table below provide information about actual account values and actual expenses for each share class. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual Return line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2020
Hypothetical Example for Comparison Purposes -
The Hypothetical Return lines of the table below provide information about hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year (Unaudited)
Income Dividends -
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The Fund paid income dividends of $9,759,607 for the tax year ended December 31, 2020, of which $0 were short-term capital gain dividends. The Fund designated 100% of its income dividend distributed as qualifying for the corporate dividends-received deductions (DRD) and 100% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.
The Fund also designates 0% of its income dividends as qualified interest income (QII) and 0% as qualified short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
Capital Gain and other distributions -
The Fund paid long-term capital gain dividends of $78,631,157.
Beginning
Account Value
July 1, 2020
Ending
Account Value
December 31,
2020
Expenses
Paid During
Period*
Investor Class Actual Return $ 1,000.00 $ 1,294.84 $ 5.42
Investor Class Hypothetical Return $ 1,000.00 $ 1,020.41 $ 4.77
Institutional Class Actual Return $ 1,000.00 $ 1,296.23 $ 4.33
Institutional Class Hypothetical Return $ 1,000.00 $ 1,021.37 $ 3.81
* Expenses are equal to the Investor Class' and Institutional Class' annualized expense ratios of 0.94% and 0.75% respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent one-half year period.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2020
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund’s website at http://www.soundshorefund.com. This information is also available on the Securities and Exchange Commission’s (“SEC”)
website at http://www.sec.gov under the name of the Sound Shore Fund.
The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund’s website at http://www.soundshorefund.com. This information is available on the SEC’s website at http://www.sec.gov under the name of the Sound Shore Fund.
Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. This information is available on the SEC’s website at http://www.sec.gov under the name of the Sound Shore
Fund.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2020
Directors and Officers of the Fund
The following is relevant information regarding Directors and Officers of the Fund:
(1)
Terms of Service is until his/her successor is elected or qualified or until his/her earlier resignation or removal.
Name, Address and
Birth Date Position(s) With the Fund
Length of Time
Served
(1)
Principal Occupation(s)
During the Past Five Years
Other Directorships
Held by Director
Independent Directors
Harry W. Clark
c/o Sound Shore Fund, Inc.
Three Canal Plaza, Suite 600
Portland, ME 04101
Birth Date: March 1949
Director; Audit Committee
(member); Nominating
Committee (member); Valuation
Oversight Committee
January 2006 to
present
Managing Partner, Stanwich Group LLC
(public policy consulting firm) since January
2001; Senior Counselor, Brunswick Group
LLC (international financial communications
consulting firm) since January 2005.
Director, U.S. Chamber
of Commerce
Foundation since 2005.
H. Williamson Ghriskey, Jr.
c/o Sound Shore Fund, Inc.
Three Canal Plaza, Suite 600
Portland, ME 04101
Birth Date: May 1944
Director; Audit Committee
(member); Nominating
Committee (member); Valuation
Oversight Committee
January 2006 to
present
Senior Managing Director/Portfolio
Management, First Republic Investment
Management (investment counseling firm)
since September 1978.
Past President of
Investment Advisor
Association 1990-1992.
David Blair Kelso
c/o Sound Shore Fund, Inc.
Three Canal Plaza, Suite 600
Portland, ME 04101
Birth Date: September 1952
Lead Independent Director;
Audit Committee (Chair);
Nominating Committee (Chair);
Valuation Oversight Committee;
Audit Committee Financial
Expert
January 2006 to
present
Managing Partner, Kelso Advisory Services
(consulting firm), since October 2003;
Trustee Emeritus, Connecticut College,
since October 2007; Trustee, Darden School
of Business Administration, University
of Virginia, since October 2015; Director,
Round Hill Development Corp. (resort
development firm), since 2006; Trustee,
New Orleans Museum of Art, since
February 2016; Director, Aspen Holdings,
Inc. (insurance firm), (2005 – April 2011);
Executive Vice President, Strategy & Finance,
Aetna, Inc. (insurance firm); Chairman Aetna
Life Insurance Company, (September 2001
– September 2003); Chief Financial Officer,
Executive Vice President, and Managing
Director, Chubb, Inc. (insurance firm),
August 1996 –August 2001.
Director, EXL Service
Holdings, Inc. (since
July 2006) Director,
Assurant, Inc. (March
2007 - February 2015).

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Concluded)
December 31, 2020
(1)
Terms of Service is until his/her successor is elected or qualified or until his/her earlier resignation or removal.
(2)
Harry Burn, III and T. Gibbs Kane, Jr. are “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act by virtue of their position as shareholders, senior officers, and Directors of the Adviser. Each is a portfolio manager of the Fund.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Fund’s Directors. The SAI is available without charge, by contacting the Fund at
(800) 551-1980.
Name, Address and
Birth Date Position(s) With the Fund
Length of Time
Served
(1)
Principal Occupation(s)
During the Past Five Years
Other Directorships
Held by Director
Interested Directors
(2)
Harry Burn, III, M.B.A.
8 Sound Shore Drive
Greenwich, Connecticut
06830
Birth Date: January 1944
Chairman and Director April 1985 to
present
(Chairman
September 1992
to present)
Co-Chairman and Director, Sound Shore
Management, Inc., since 1978; Chartered
Financial Analyst.
T. Gibbs, Kane, Jr.
(2)
8 Sound Shore Drive
Greenwich, Connecticut
06830
Birth Date: May 1947
President and Director April 1985 to
present
Co-Chairman and Director, Sound Shore
Management, Inc., since 1977; Chartered
Financial Analyst.
Officers
Lowell E. Haims
8 Sound Shore Drive
Greenwich, Connecticut
06830
Birth Date: May 1967
Secretary; Valuation Oversight
Committee
October 2010 to
present
Chief Administrative Officer, Sound Shore
Management, Inc., since October 2005;
Chief Compliance Officer, Sound Shore
Management Inc., since June 2007; Chartered
Financial Analyst.
Charles S. Todd
Three Canal Plaza, Suite 100
Portland, ME 04101
Birth Date: September 1971
Treasurer; Valuation Oversight
Committee
June 2009 to
present
Foreside, Senior Managing Director, Fund
Officer Services (since 2015).
Nancy J. Tyminski
899 Cassatt Road
400 Berwyn Park
Suite 110
Berwyn, Pennsylvania 19312
Birth Date: November 1962
Chief Compliance Officer/
AMLCO
June 2019 to
present
Director, Foreside Fund Officer Services,
LLC (June 2019 to present); Senior Due
Diligence Officer, Foreside Financial
Group, LLC (2015 – 2019); Deputy Chief
Compliance Officer, PNC Funds, PNC Bank,
N.A. (2011 – 2015).

Investment Adviser
Sound Shore Management, Inc.
Greenwich, Connecticut
Administrator
Apex Fund Services
Portland, Maine
Distributor
Foreside Fund Services, LLC
Portland, Maine
www.foreside.com
Transfer and Distribution Paying Agent
Apex Fund Services
Portland, Maine
Custodian
MUFG Union Bank, N.A.
San Francisco, California
Fund Counsel
Sullivan and Worcester LLP
New York, New York
Independent Registered
Public Accounting Firm
BBD, LLP
Philadelphia, Pennsylvania

Annual Report
December 31, 2020
207-ANR-1220
This report is submitted for the general
information of the shareholders of the Fund. It
is not authorized for distribution to prospective
investors in the Fund unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
objectives and policies, experience of its
management, and other information.
SOUND SHORE FUND, INC.
Three Canal Plaza
Portland, ME 04101
http://www.soundshorefund.com
(800) 551-1980

Item 2. Code of Ethics.
Sound Shore Fund, Inc. maintains a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by the Report, there were no amendments to the Code of Ethics as filed nor were there any waivers from its provisions granted.

Item 3. Audit Committee Financial Expert.
The Board of Directors has determined that David Blair Kelso, who meets the definition of an independent director as specified by Item 3, is an “audit committee financial expert” as that term is defined by applicable regulator guideline.

Item 4. Principal Accountant Fees and Services.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $20,000 in 2020 and $20,000 in 2019.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item 4 were $0 in 2020 and $0 in 2019.

(c) Tax Fees – The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning (“Tax Fees”) were $2,500 in 2020 and $2,500 in 2019. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees – There were no other fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Pre-Approval Requirements for Audit and Non-Audit Services. The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” to be provided to Sound Shore Management, Inc. (“Sound Shore Management”), the Fund’s investment adviser, by the Fund’s independent auditor if the engagement relates to the operations and financial reporting of the Fund. The Audit Committee considers whether fees paid by Sound Shore Management for audit and permissible non-audit services are consistent with the independent auditor’s independence. Pre-approval of any permissible non-audit services provided to the Fund is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund constitutes not more than 5% of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the Fund at the time of engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or its authorized delegate(s). Pre-approval of permissible non-audit services rendered to Sound Shore Management is not required if provided. The Audit Committee may delegate to one or more of its members authority to pre-approve permissible non-audit services to be provided to the Fund. Any pre-approval determination of a delegate will be presented to the full Audit Committee at its next meeting.

(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2- 01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) The aggregate fees billed in the Reporting Periods for Non-Audit Services by the principal accountant to the Registrant and Sound Shore Management were $2,500 in 2020 and $2,500 in 2019.

(h) The Registrant’s Audit Committee considers the provision of any non-audit services rendered to the investment adviser, to the extent applicable, in evaluating the independence of the Registrant’s principal accountant. Any services provided by the principal accountant to the Registrant or to Sound Shore Management requiring pre-approval were pre-approved.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a)	Included as part of the report to stockholders under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13. Exhibits.
(a)(1)
A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2)
Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	02/19/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	02/19/2021

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	02/19/2021